STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated income (loss) [Member]	Total comprehensive loss [Member]
Balance, value at Dec. 31, 2008	$ 63,179	$ 482	$ 125,703	$ 697	$ (63,703)
Balance, shares at Dec. 31, 2008		22,067,117
Exercise of stock options, value	485	10	475
Exercise of stock options, shares		329,945
Compensation related to options granted to non-employees	58		58
Stock-based compensation related to options granted to employees	2,240		2,240
Total comprehensive loss:
Cumulative effect from adoption of ASC No. 320				(7,681)	7,681
Unrealized loss on hedging derivative instruments	(85)			(85)		(85)
Unrealized gain (loss) on available-for-sale marketable securities	2,207			2,207		2,207
Net Income (loss)	(7,672)				(7,672)	(7,672)
Total comprehensive loss						(5,550)
Balance, value at Dec. 31, 2009	60,412	492	128,476	(4,862)	(63,694)
Balance, shares at Dec. 31, 2009		22,397,062
Exercise of stock options, value	3,052	35	3,017
Exercise of stock options, shares		1,244,051
Compensation related to options granted to non-employees	115		115
Stock-based compensation related to options granted to employees	1,875		1,875
Cashless exercise of options, shares		165,200
Total comprehensive loss:
Unrealized loss on hedging derivative instruments	(155)			(155)		(155)
Unrealized gain (loss) on available-for-sale marketable securities	(23)			(23)		(23)
Realized loss on available-for-sale marketable securities (see Note 3)	5,474			5,474
Net Income (loss)	(5,762)				(5,762)	(5,762)
Total comprehensive loss						(5,940)
Balance, value at Dec. 31, 2010	64,988	527	133,483	434	(69,456)
Balance, shares at Dec. 31, 2010	23,806,313	23,806,313
Issuance of shares capital related to secondary offering, net of issuance costs	84,922	169	84,753
Issuance of shares capital related to secondary offering, net of issuance costs, shares		6,325,000
Exercise of stock options, value	2,838	24	2,814
Exercise of stock options, shares		818,921
Stock-based compensation related to options granted to employees	2,256		2,256
Total comprehensive loss:
Unrealized loss on hedging derivative instruments	(1,312)			(1,312)		(1,312)
Unrealized gain (loss) on available-for-sale marketable securities	68			68		68
Net Income (loss)	8,809				8,809	8,809
Total comprehensive loss						7,565
Balance, value at Dec. 31, 2011	$ 162,569	$ 720	$ 223,306	$ (810)	$ (60,647)
Balance, shares at Dec. 31, 2011	30,950,234	30,950,234